CONSOLIDATED BALANCE SHEETS $ in Thousands	Dec. 31, 2021 USD ($)
ASSETS
Cash and cash equivalents	$ 19,344
Restricted cash	3,526
Accounts receivable, net of allowance for credit losses of $3,023 and $3,749, respectively	85,795
Inventories	109,166
Derivative assets	13,765
Prepaid expenses and other current assets	6,410
Total current assets	238,006
Property, plant and equipment, net	127,613
Goodwill	97,053
Intangible assets, net	125,914
Other long-term assets	4,434
Total Assets	593,020
LIABILITIES, CONVERTIBLE PREFERRED SHARES, REDEEMABLE UNITS, AND SHAREHOLDERS' EQUITY (DEFICIT)
Current maturities of long-term debt	8,735
Short-term debt	4,510
Short-term related party debt	34,199
Accounts payable	80,405
Derivative liabilities	14,021
Accrued expenses and other current liabilities	26,370
Total current liabilities	168,240
Long-term debt, net	277,064
Subordinated related party debt	13,300
Deferred income taxes	25,515
Other long-term liabilities	3,028
Total liabilities	487,147
Commitments and contingencies (Note 21)
Shareholders' Equity (Deficit)
Preferred stock, $0.01 par value, 26,000 shares authorized, no shares issued and outstanding		[1]
Common stock, $0.01 par value, 300,000 shares authorized, 75,628 shares and 75,020 shares issued and outstanding at March 31, 2023 and December 31, 2022, respectively	345	[1]
Additional paid-in-capital	60,628	[1]
Accumulated deficit	(251,725)	[1]
Accumulated other comprehensive income (loss)	12,018	[1]
Total shareholders' equity attributable to Westrock Coffee Company	(178,734)	[1]
Noncontrolling interest	2,736	[1]
Total shareholders' equity	(175,998)	[1],[2]
Total Liabilities, Convertible Preferred Shares and Shareholders' Equity	593,020	[1]
Series A Redeemable Common Equivalent Preferred Units
LIABILITIES, CONVERTIBLE PREFERRED SHARES, REDEEMABLE UNITS, AND SHAREHOLDERS' EQUITY (DEFICIT)
Redeemable Common Equivalent Preferred Units	264,729
Series B Redeemable Common Equivalent Preferred Units
LIABILITIES, CONVERTIBLE PREFERRED SHARES, REDEEMABLE UNITS, AND SHAREHOLDERS' EQUITY (DEFICIT)
Redeemable Common Equivalent Preferred Units	17,142
Series A Redeemable Common Equivalent Preferred Shares
LIABILITIES, CONVERTIBLE PREFERRED SHARES, REDEEMABLE UNITS, AND SHAREHOLDERS' EQUITY (DEFICIT)
Redeemable Common Equivalent Preferred Units

[1]	Retroactively adjusted for de-SPAC merger transaction as described in Note 4.
[2]	Retroactively adjusted the three months ended March 31, 2022 for de-SPAC merger transaction as described in Note 4